Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Preferred Shares Series A	Preferred Shares Series B	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Exchange Reserves	Other Reserves	Accumulated Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2024	$ 3		$ 30	$ 48		$ 266	$ 14,426	$ (10,654)	$ (167)	$ 3,952
Balance (in Shares) at Dec. 31, 2024	545,000		62,580	102,751
Shares issued for cash	$ 1	$ 1		$ 10	(50)		2,445			2,407
Shares issued for cash (in Shares)	186,400	41,391		20,741
Stock options							93			93
Shares issued for services				$ 9			997			1,006
Shares issued for services (in Shares)				17,100
Shares issued for Juve Stabia acquisition				$ 21			3,980			4,001
Shares issued for Juve Stabia acquisition (in Shares)				42,000
Debt conversion to Class A shares			$ 1				49			50
Debt conversion to Class A shares (in Shares)			800
Equity contribution NCI									81	81
Obligation to issue shares							(43)			(43)
Exchange difference arising from translation						1,261				1,261
Loss for the period								(2,516)	(863)	(3,379)
CTA reclassified from OCI to net loss						355				355
Discontinued operations							(1,038)	1,038	590	590
Non-controlling interest on acquisition of subsidiary Juve Stabia									557	557
Balance at Jun. 30, 2025	$ 4	$ 1	$ 31	$ 88	(50)	1,882	20,909	(12,132)	198	10,931
Balance (in Shares) at Jun. 30, 2025	731,400	41,391	63,380	182,592
Balance at Dec. 31, 2025				$ 4,049	(27)	848	600,243	(438,162)	(133)	166,818	[1]
Balance (in Shares) at Dec. 31, 2025	20,000			8,199,437
Shares issued for cash				$ 1,149	6		10,272			11,427
Shares issued for cash (in Shares)				2,298,000
Shares issued for services							843			843
Cashless warrants exercise				$ 25			(25)
Cashless warrants exercise (in Shares)				50,684
Warrants exercised for cash				$ 231						231
Warrants exercised for cash (in Shares)				461,110
Obligation to issue shares				$ 1			(1)
Obligation to issue shares (in Shares)				63
Exchange difference arising from translation						(238)				(238)
Loss for the period								(74,269)	(29)	(74,298)
CTA reclassified from OCI to net loss						195				195
Balance at Jun. 30, 2026				$ 5,455	$ (21)	$ 805	$ 611,332	$ (512,431)	$ (162)	$ 104,978	[1]
Balance (in Shares) at Jun. 30, 2026	20,000			11,009,294

[1]	The Company effected a one-for-ten reverse share split of both Class A and Class B Ordinary Shares on May 14, 2026. All share and per-share information presented in these condensed consolidated financial statements has been retrospectively adjusted to reflect the impact of the reverse share split for all periods presented. The total authorized share capital remains unchanged, with the number of authorized shares reduced and the nominal value per share increased proportionally following the split. Refer to Note 13, “Share Capital and Other Reserves”, for more information.